Federated Hermes Government Income Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.8%
		Federal Home Loan Mortgage Corporation—29.7%
$ 3,948,978		1.500%, 2/1/2052	$2,836,477
1,254,168		2.000%, 4/1/2036	1,096,447
2,414,242		2.000%, 10/1/2036	2,088,754
2,915,778		2.000%, 6/1/2050	2,221,935
4,921,167		2.000%, 5/1/2051	3,733,201
890,241		2.000%, 1/1/2052	685,909
7,550,119		2.000%, 1/1/2052	5,736,965
1,156,432		2.000%, 2/1/2052	875,102
4,367,552		2.500%, 10/1/2051	3,499,242
2,226,038		2.500%, 11/1/2051	1,798,784
2,672,065		2.500%, 4/1/2052	2,155,029
424,971		3.000%, 5/1/2046	362,641
1,578,943		3.000%, 11/1/2051	1,325,403
115,253		3.500%, 12/1/2047	101,356
405,424		3.500%, 6/1/2052	355,525
134,590		4.000%, 12/1/2047	122,560
58,943		4.000%, 6/1/2049	53,434
466,253		4.000%, 4/1/2052	423,229
6,931,499		4.000%, 6/1/2052	6,211,737
463,492		4.000%, 11/1/2052	415,508
155,691		4.500%, 9/1/2039	149,102
1,939,272		4.500%, 6/1/2052	1,814,076
886,288		4.500%, 5/1/2053	823,144
3,681,906		4.500%, 1/1/2054	3,394,445
2,206,838		5.000%, 10/1/2052	2,093,329
2,368,914		5.500%, 5/1/2053	2,303,369
2,486,771		6.500%, 1/1/2054	2,516,571
3		7.000%, 9/1/2030	3
		TOTAL	49,193,277
		Federal National Mortgage Association—40.4%
2,072,837		1.500%, 4/1/2052	1,488,880
3,701,702		2.000%, 7/1/2050	2,820,839
9,591,912		2.000%, 9/1/2050	7,300,413
4,287,120		2.000%, 11/1/2050	3,262,931
2,577,103		2.000%, 5/1/2051	1,958,214
6,771,128		2.000%, 2/1/2052	5,170,439
4,676,911		2.500%, 10/1/2050	3,751,482
2,074,554		2.500%, 1/1/2052	1,662,113
2,911,791		2.500%, 1/1/2052	2,326,530
1,653,569		2.500%, 2/1/2052	1,325,857
785,010		2.500%, 2/1/2052	635,075
881,696		2.500%, 5/1/2052	706,406
6,857,347		3.000%, 10/1/2046	5,838,728
2,718,744		3.000%, 9/1/2047	2,314,890
1,971,912		3.000%, 2/1/2048	1,674,683

Principal Amount, Shares or Contracts			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,476,113		3.000%, 5/1/2051	$1,222,018
1,024,179		3.000%, 6/1/2052	857,320
2,514,624		3.500%, 12/1/2041	2,272,838
1,386,191		3.500%, 9/1/2042	1,252,843
163,503		3.500%, 12/1/2047	143,890
1,609,702		3.500%, 1/1/2048	1,411,080
2,799,774		3.500%, 5/1/2049	2,463,933
2,556,106		3.500%, 9/1/2049	2,263,073
2,245,416		3.500%, 12/1/2049	1,972,563
1,494,350		3.500%, 11/1/2050	1,317,550
626,265		3.500%, 6/1/2052	545,076
2,066,231		4.000%, 12/1/2042	1,914,394
130,328		4.000%, 9/1/2048	118,434
1,641,145		4.000%, 5/1/2053	1,477,269
33,165		4.500%, 10/1/2040	31,707
110,544		4.500%, 4/1/2041	105,697
911,549		4.500%, 2/1/2053	841,592
1,913,778		4.500%, 3/1/2053	1,766,306
2,925,813		5.000%, 9/1/2053	2,777,290
59,625		7.500%, 7/1/2028	60,321
		TOTAL	67,052,674
		Government National Mortgage Association—12.0%
11,610,335		2.500%, 6/20/2051	9,371,473
3,035,943		3.000%, 9/20/2050	2,602,817
416,719		5.000%, 8/20/2053	398,990
1,099,928		5.500%, 8/20/2053	1,079,065
1,964,839		5.500%, 9/20/2053	1,928,185
4,433,818		6.000%, 10/20/2053	4,449,292
3,081		7.000%, 1/15/2028	3,118
965		7.000%, 3/15/2028	970
3,331		7.000%, 10/15/2028	3,382
941		7.500%, 7/15/2029	954
566		7.500%, 8/15/2029	574
12,503		7.500%, 1/15/2031	12,843
13,220		8.500%, 6/15/2030	13,642
		TOTAL	19,865,305
	[2]	Uniform Mortgage-Backed Securities, TBA—16.7%
5,250,000		1.500%, 5/1/2039	4,419,976
5,300,000		2.000%, 5/1/2039	4,573,848
3,300,000		2.500%, 5/1/2039	2,924,754
1,250,000		2.500%, 5/1/2054	989,404
5,000,000		3.000%, 5/1/2054	4,130,664
2,500,000		3.500%, 5/1/2054	2,155,176
1,500,000		4.000%, 5/1/2054	1,340,859
3,250,000		5.000%, 5/1/2054	3,081,279
750,000		5.500%, 5/1/2054	728,350
2,000,000		6.000%, 5/1/2054	1,982,578

Principal Amount, Shares or Contracts			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
	[2]	Uniform Mortgage-Backed Securities, TBA—continued
$1,350,000		6.500%, 5/20/2054	$1,367,073
		TOTAL	27,693,961
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $182,978,010)	163,805,217
		COLLATERALIZED MORTGAGE OBLIGATIONS—15.9%
	[3]	Federal Home Loan Mortgage Corporation—9.5%
77,637		REMIC, Series 3331, Class FC, 5.874% (30-DAY AVERAGE SOFR +0.544%), 6/15/2037	77,099
4,968,071		REMIC, Series 5396, Class DF, 6.500% (30-DAY AVERAGE SOFR +1.250%), 4/25/2054	4,874,287
1,987,229		REMIC, Series 5396, Class JF, 6.500% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	1,947,628
4,949,303		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,838,969
4,000,000		REMIC, Series 5409, Class JF, 6.500% (30-DAY AVERAGE SOFR +1.450%), 5/25/2054	3,994,763
		TOTAL	15,732,746
	[3]	Federal National Mortgage Association—6.2%
559,235		REMIC, Series 2019-41, Class F, 5.944% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	545,502
4,935,046		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,905,290
4,935,045		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	4,823,447
		TOTAL	10,274,239
		Government National Mortgage Association—0.2%
431,379		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	396,134
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,716,132)	26,403,119
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.3%
		Agency Commercial Mortgage-Backed Securities—0.3%
467,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032 (IDENTIFIED COST $438,701)	422,026
		PURCHASED CALL OPTION—0.0%
16		United States Treasury, Exercise Price $112, Notional Amount $ 949,120, 8/24/2024 (IDENTIFIED COST $9,289)	6,000
		INVESTMENT COMPANY—2.1%
3,477,947		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[4] (IDENTIFIED COST $3,477,946)	3,477,947
		TOTAL INVESTMENT IN SECURITIES—117.1% (IDENTIFIED COST $213,620,078)[5]	194,114,309
		OTHER ASSETS AND LIABILITIES - NET—(17.1)%[6]	(28,407,971)
		TOTAL NET ASSETS—100%	$165,706,338
At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	50	$10,132,812	June 2024	$(81,811)
Short Futures:
United States Treasury Long Bond Short Futures	14	$1,593,375	June 2024	$92,166
United States Treasury Notes 10-Year Short Futures	40	$4,297,500	June 2024	$13,660
United States Treasury Notes 10-Year Ultra Short Futures	7	$771,531	June 2024	$3,800
United States Treasury Ultra Bond Short Futures	12	$1,434,750	June 2024	$97,942
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$125,757
The average notional value of long and short futures contracts held by the Fund throughout the period was $12,777,590 and $4,875,641, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

The average market value of purchased call options held by the Fund throughout the period was $1,500. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2024	$1,612,981
Purchases at Cost	$42,892,014
Proceeds from Sales	$(41,027,048)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2024	$3,477,947
Shares Held as of 4/30/2024	3,477,947
Dividend Income	$95,824

1
Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government
National Mortgage Association securities approximates one to ten years.

2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$163,805,217	$—	$163,805,217
Collateralized Mortgage Obligations	—	26,403,119	—	26,403,119
Commercial Mortgage-Backed Security	—	422,026	—	422,026
Purchased Call Option	6,000	—	—	6,000
Investment Company	3,477,947	—	—	3,477,947
TOTAL SECURITIES	$3,483,947	$190,630,362	$—	$194,114,309
Other Financial Instruments:[1]
Assets	$207,568	$—	$—	$207,568
Liabilities	(81,811)	—	—	(81,811)
TOTAL OTHER FINANCIAL INSTRUMENTS	$125,757	$—	$—	$125,757

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate